DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN - PIPE Financing (Details) - PIPE Subscription Agreement - CIK 0001844840 Artisan Acquisition Corp - USD ($)	Sep. 15, 2021	Jul. 17, 2021
Description of organization and business operations and liquidity
Price per share	$ 10.00
Aggregate proceeds from sale of stock	$ 60,000,000	$ 900,000